Financial Risk Management - Additional Information (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Contribution requirement as a limited partner of private equity investment funds, up to amount of the Group's unfunded capital commitment	¥ 710		¥ 1,215
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for doubtful accounts	28		27
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for doubtful accounts	72
USD [Member]
Disclosure of detailed information about financial instruments [line items]
Contribution requirement as a limited partner of private equity investment funds, up to amount of the Group's unfunded capital commitment	¥ 2,928	$ 27	¥ 3,349	$ 30